Royalties Paid	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Royalties Paid
30.	ROYALTIES PAID
	Amount owing at beginning of the year – continuing operations	(16.3)	(19.8)	(17.8)
	Royalties – continuing operations	(62.5)	(62.0)	(78.4)
	Amount owing at end of the year – continuing operations	12.5	16.3	19.8
	Translation	0.8	(0.5)	—

	Total royalties paid – continuing operations	(65.5)	(66.0)	(76.4)